Long-term debt - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 369
2017	256
2018	148
2019	21
2020	0
Capital Leases, Future Minimum Payments Due	$ 794